Other Receivables and Prepayments, Net	6 Months Ended
Jun. 30, 2019
OTHER RECEIVABLES AND PREPAYMENTS, NET
5.	OTHER RECEIVABLES AND PREPAYMENTS, NET

Other receivables and prepayments as of June 30, 2019 and December 31, 2018 consist of the following:

	June 30, 2019	December 31, 2018
Rental deposits	$44,633	$43,838
Prepaid expenses	71,634	271,965
Other receivables – third parties	14,324	-
Advances to employees	876	47
	131,467	315,850
Less: reserve for doubtful accounts	(87,346)	(48,069)
Other receivables and prepayments, net	$44,121	$267,781

During the six months ended June 30, 2019 and 2018, bad debts on other receivables and prepayments were $39,364 and $31,941 respectively.